SIGNIFICANT ACCOUNTING POLICIES - Share-based payment transactions (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
Amount of expense recognized	$ 1,128	$ 732	$ 1,906	$ 935	$ 822